FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Measured at amortized cost (i)	$ 7,212	$ 4,547
Liabilities:
Amortized cost (ii)	10,284	17,084
Fair value through P&L (iii)	$ 4,602